Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued compensation and benefits	$ 17,326	$ 19,780	$ 20,112	$ 19,155
Accrued bonus and commissions	3,921	3,708	3,345	3,633
Accrued interest expense	53,706	3,301
Accrued professional fees	18,390	17,393	31,585
Accrued sales and other indirect taxes payable	11,170	15,739	$ 17,026	$ 14,970
Total	$ 104,513	$ 59,921